Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OHIO NATIONAL FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
Nasdaq-100 Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nasdaq-100® Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in stocks that are included in the Nasdaq-100® Index. It may also invest in other securities whose performance is expected to correlate to that of the Nasdaq-100® Index, including Powershares QQQ which is an exchange-traded fund that is designed to track the performance of the Nasdaq-100® Index.

		The Portfolio does not attempt to hold all of the stocks represented in the Nasdaq-100® Index. The Index is a modified capitalization-weighted index . That means the stocks of larger companies count for more in the Index than do the stocks of smaller companies. While it is composed of 100 of the largest non-financial companies listed on the national market tier of the Nasdaq Stock Market, its capitalization weighting gives a small number (less than 10) of the 100 stocks a majority of the market value of the Index. Thus, the Adviser believes the Portfolio can replicate the Index without owning all 100 stocks. The market capitalization of the Index as of March 31, 2014, ranged from $7.2 billion to $478.8 billion.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Non-Diversification Risk — The Portfolio is a non-diversified fund. This Portfolio is not limited by the diversification standards that restrict the other Portfolios (as to at least 75% of their assets) to not invest more than 5% of assets in the securities of any one issuer. Several individual stocks represented in the Nasdaq-100® Index each comprises substantially more than 5% of the market value of the Index. Changes in the prices of one or a few stocks can greatly affect the net asset value of the Portfolio, either up or down.

Exchange-Traded Funds Risk — An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Portfolio in connection with any such investment.

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When a portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

		Concentration Risk — The Portfolio’s concentration among relatively few companies and its concentration largely within a narrow range of related industries renders the Portfolio vulnerable to greater volatility than is likely to be experienced by less concentrated funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Portfolio is a non-diversified fund. This Portfolio is not limited by the diversification standards that restrict the other Portfolios (as to at least 75% of their assets) to not invest more than 5% of assets in the securities of any one issuer. Several individual stocks represented in the Nasdaq-100® Index each comprises substantially more than 5% of the market value of the Index. Changes in the prices of one or a few stocks can greatly affect the net asset value of the Portfolio, either up or down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-781-6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 21.03%. That was the quarter ended on March 31, 2012. The lowest return for a quarter was -23.96%. That was the quarter ended on December 31, 2008. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2013
Nasdaq-100 Index Portfolio | Nasdaq-100 Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	$ 640
2004	rr_AnnualReturn2004	10.00%
2005	rr_AnnualReturn2005	1.44%
2006	rr_AnnualReturn2006	6.60%
2007	rr_AnnualReturn2007	18.58%
2008	rr_AnnualReturn2008	(41.98%)
2009	rr_AnnualReturn2009	53.70%
2010	rr_AnnualReturn2010	19.38%
2011	rr_AnnualReturn2011	3.19%
2012	rr_AnnualReturn2012	17.88%
2013	rr_AnnualReturn2013	35.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.96%)
1 Year	rr_AverageAnnualReturnYear01	35.98%
5 Years	rr_AverageAnnualReturnYear05	24.86%
10 Years	rr_AverageAnnualReturnYear10	9.52%
Nasdaq-100 Index Portfolio | Nasdaq-100® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.92%
5 Years	rr_AverageAnnualReturnYear05	25.65%
10 Years	rr_AverageAnnualReturnYear10	10.46%